NOTE 21 - Sales and Marketing Expenses	12 Months Ended
Dec. 31, 2025
Notes
NOTE 21 - Sales and Marketing Expenses:

NOTE 21 – Sales and Marketing Expenses:

	For the year ended December 31,
	2025	2024
Wage and salaries	2,251	2,137
Share based compensation	145	175
Marketing, advertising and promotion	12,840	9,063
Depreciation and amortization	206	159
Office maintenance, communication, travel and others	370	199
Total	15,812	11,733